UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22712

Premier Multi-Series VIT

(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: December 31, 2015

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments

Schedule of Investments

NFJ Dividend Value Portfolio

March 31, 2015 (unaudited)

Shares		Value*
COMMON STOCK—98.7%
Aerospace & Defense—2.2%
13,400	Northrop Grumman Corp.	$2,156,864

Automobiles—3.8%
228,500	Ford Motor Co.	3,687,990

Banks—14.2%
37,200	Citigroup, Inc.	1,916,544
86,900	Fifth Third Bancorp	1,638,065
66,400	JPMorgan Chase & Co.	4,022,512
23,900	PNC Financial Services Group, Inc.	2,228,436
75,100	Wells Fargo & Co.	4,085,440

		13,890,997

Capital Markets—2.2%
16,200	Ameriprise Financial, Inc.	2,119,608

Chemicals—2.1%
42,100	Dow Chemical Co.	2,019,958

Communications Equipment—2.2%
78,400	Cisco Systems, Inc.	2,157,960

Consumer Finance—2.2%
105,956	Navient Corp.	2,154,085

Diversified Telecommunication Services—5.7%
110,200	AT&T, Inc.	3,598,030
41,500	Verizon Communications, Inc.	2,018,145

		5,616,175

Electric Utilities—1.9%
32,500	American Electric Power Co., Inc.	1,828,125

Electrical Equipment—0.3%
4,310	Eaton Corp. PLC	292,821

Food & Staples Retailing—2.0%
23,400	Wal-Mart Stores, Inc.	1,924,650

Health Care Equipment & Supplies—4.0%
56,700	Baxter International, Inc.	3,883,950

Health Care Providers & Services—2.5%
15,600	Anthem, Inc.	2,408,796

Schedule of Investments

NFJ Dividend Value Portfolio

March 31, 2015 (unaudited) (continued)

Shares		Value*
COMMON STOCK (continued)
Industrial Conglomerates—1.8%
71,700	General Electric Co.	$1,778,877

Insurance—9.9%
29,200	Allstate Corp.	2,078,164
45,900	Hartford Financial Services Group, Inc.	1,919,538
71,000	MetLife, Inc.	3,589,050
19,700	Travelers Cos., Inc.	2,130,161

		9,716,913

IT Services—4.1%
12,400	International Business Machines Corp.	1,990,200
158,700	Xerox Corp.	2,039,295

		4,029,495

Leisure Equipment & Products—1.5%
66,000	Mattel, Inc.	1,508,100

Metals & Mining—1.4%
75,200	Freeport-McMoRan, Inc.	1,425,040

Multi-line Retail—2.2%
32,600	Macy’s, Inc.	2,116,066

Multi-Utilities—2.0%
47,900	Public Service Enterprise Group, Inc.	2,007,968

Oil, Gas & Consumable Fuels—12.1%
14,300	Chevron Corp.	1,501,214
14,100	ConocoPhillips	877,866
61,900	Royal Dutch Shell PLC ADR	3,692,335
48,600	Sasol Ltd. ADR	1,654,344
60,200	Total S.A. ADR	2,989,532
17,400	Valero Energy Corp.	1,106,988

		11,822,279

Paper & Forest Products—2.1%
37,600	International Paper Co.	2,086,424

Pharmaceuticals—8.5%
38,400	GlaxoSmithKline PLC ADR	1,772,160
19,900	Johnson & Johnson	2,001,940
64,100	Pfizer, Inc.	2,230,039
37,700	Teva Pharmaceutical Industries Ltd. ADR	2,348,710

		8,352,849

Road & Rail—2.2%
20,600	Norfolk Southern Corp.	2,120,152

Semiconductors & Semiconductor Equipment—1.8%
56,600	Intel Corp.	1,769,882

Software—3.8%
58,600	CA, Inc.	1,910,946
77,100	Symantec Corp.	1,801,442

		3,712,388

	Total Common Stock (cost—$81,745,775)	96,588,412

Schedule of Investments

NFJ Dividend Value Portfolio

March 31, 2015 (unaudited) (continued)

Principal Amount (000s)		Value*
Repurchase Agreements—1.4%
$1,368	State Street Bank & Trust Co., dated 3/31/15, 0.00%, due 4/1/15, proceeds $1,368,000; collateralized by U.S. Treasury Notes, 2.00%, due 9/30/20, valued at $1,395,700 including accrued interest (cost—$1,368,000)	$1,368,000

	Total Investments (cost—$83,113,775) (a)—100.1%	97,956,412
	Liabilities in excess of other assets—(0.1)%	(115,423)

	Net Assets—100.0%	$97,840,989

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Portfolio’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market securities and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available, and has delegated primary responsibility for applying the valuation methods to the Investment Manager and Sub-Adviser. The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Portfolio to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Portfolio’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	At March 31, 2015, the cost basis of portfolio securities for federal income tax purposes was $83,089,482. Gross unrealized appreciation was $17,364,131; gross unrealized depreciation was $2,497,201; and net unrealized appreciation was $14,866,930. Difference between book and tax cost was attributable to wash sale loss deferrals.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Portfolio has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Portfolio to measure fair value during the three months ended March 31, 2015 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Level 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Portfolio generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at March 31, 2015 in valuing the Portfolio’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/15
Investments in Securities—Assets
Common Stock	$96,588,412	—	—	$96,588,412
Repurchase Agreements	—	$1,368,000	—	1,368,000

Totals	$96,588,412	$1,368,000	—	$97,956,412

At March 31, 2015, there were no transfers between Levels 1 and 2.

Glossary:

ADR—American Depositary Receipt

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Premier Multi-Series VIT

By:	/s/ Julian Sluyters
Julian Sluyters,
President & Chief Executive Officer

Date: May 15, 2015

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: May 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian Sluyters
Julian Sluyters,
President & Chief Executive Officer

Date: May 15, 2015

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: May 15, 2015